Aristotle High Yield Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)

CORPORATE BONDS - 77.1%	Par	Value
Communications - 7.1%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031 (a)	$ 375,000	$ 376,614
APLD ComputeCo 3 LLC, 7.00%, 06/15/2031 (a)	175,000	174,860
APLD ComputeCo LLC, 9.25%, 12/15/2030 (a)	750,000	809,516
Beignet Investor LLC, 6.58%, 05/30/2049 (a)	425,000	433,776
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029 (a)	265,000	259,380
6.38%, 09/01/2029 (a)	240,000	239,893
4.75%, 03/01/2030 (a)	915,000	868,034
4.25%, 02/01/2031 (a)	750,000	676,025
4.25%, 01/15/2034 (a)	200,000	169,502
7.38%, 02/01/2036 (a)(b)	225,000	220,925
Cipher Compute LLC, 7.13%, 11/15/2030 (a)	425,000	442,328
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029 (a)	350,000	368,723
Flash Compute LLC, 7.25%, 12/31/2030 (a)	300,000	308,842
HUT 8 DC LLC, 6.19%, 11/15/2042 (a)	425,000	430,654
Level 3 Financing, Inc.
6.88%, 06/30/2033 (a)	1,100,000	1,130,860
8.50%, 01/15/2036 (a)	125,000	134,329
7.50%, 02/15/2037 (a)	175,000	179,774
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036 (a)	675,000	642,031
Space Exploration Technologies Corp., 5.88%, 07/15/2036 (a)	500,000	493,667
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031 (a)	750,000	739,664
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 8.63%, 06/15/2032 (a)	125,000	130,507
Univision Communications, Inc.
8.50%, 07/31/2031 (a)	200,000	201,017
8.88%, 04/15/2033 (a)	750,000	738,828
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (a)	400,000	422,036
		10,591,785

Consumer Discretionary - 15.8%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (a)	650,000	638,115
3.50%, 02/15/2029 (a)	315,000	302,886
6.13%, 06/15/2029 (a)	175,000	177,716
4.00%, 10/15/2030 (a)	700,000	661,237
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	675,000	705,995
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.88%, 06/15/2030 (a)	1,825,000	1,876,624
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033 (a)	471,620	535,753
Caesars Entertainment, Inc.
7.00%, 02/15/2030 (a)	300,000	301,904
6.50%, 02/15/2032 (a)	750,000	732,173
Carnival Corp. Ltd.
5.13%, 05/01/2029 (a)	100,000	99,893
5.88%, 06/15/2031 (a)	375,000	381,950
5.75%, 08/01/2032 (a)	250,000	252,754
CP Atlas Buyer, Inc., 9.75%, 07/15/2030 (a)(b)	225,000	216,257
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029 (a)	425,000	413,478
6.75%, 01/15/2030 (a)	180,000	176,651
Garda World Security Corp., 6.50%, 01/15/2031 (a)	1,300,000	1,318,972
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/2029 (a)	1,475,000	1,441,531
6.63%, 01/15/2032 (a)	275,000	279,253

MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (a)	4,870,000	4,101,981
NCL Corp. Ltd.
5.88%, 01/15/2031 (a)	1,350,000	1,311,218
6.25%, 09/15/2033 (a)	1,100,000	1,068,939
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	750,000	783,974
QXO Building Products, Inc., 6.88%, 07/15/2034 (a)	450,000	462,229
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (a)(b)	1,675,000	1,640,245
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032 (a)	550,000	566,688
Veritiv Operating Co., 10.50%, 11/30/2030 (a)	950,000	972,785
Viking Cruises Ltd.
7.00%, 02/15/2029 (a)	90,000	90,349
5.88%, 10/15/2033 (a)	275,000	275,566
VT Topco, Inc., 8.50%, 08/15/2030 (a)(b)	325,000	330,008
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (a)	634,275	656,380
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (a)	435,000	459,950
6.25%, 03/15/2033 (a)	250,000	251,074
		23,484,528

Consumer Staples - 5.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
5.63%, 03/31/2032 (a)	300,000	290,204
5.75%, 03/31/2034 (a)	1,950,000	1,859,511
Fiesta Purchaser, Inc.
7.88%, 03/01/2031 (a)	165,000	166,549
9.63%, 09/15/2032 (a)	750,000	736,539
Froneri Lux FinCo SARL, 6.00%, 08/01/2032 (a)	500,000	490,644
Industrial F&B Investments III, Inc., 7.75%, 02/11/2033 (a)	525,000	535,397
Opal Bidco SAS, 6.50%, 03/31/2032 (a)	400,000	408,280
Post Holdings, Inc., 6.38%, 03/01/2033 (a)	1,475,000	1,464,387
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
6.25%, 04/01/2029 (a)	250,000	251,095
4.38%, 04/30/2029 (a)	275,000	268,610
Viking Baked Goods Acquisition Corp.
8.63%, 11/01/2031 (a)	1,600,000	1,621,290
8.63%, 11/01/2031 (a)	25,000	25,333
		8,117,839

Energy - 11.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (a)	835,000	832,791
6.63%, 02/01/2032 (a)	25,000	25,547
5.75%, 10/15/2033 (a)	100,000	99,092
5.75%, 07/01/2034 (a)	1,150,000	1,136,315
Archrock Services LP / Archrock Partners Finance Corp., 6.00%, 02/01/2034 (a)	725,000	721,089
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031 (a)	815,000	800,277
7.50%, 12/15/2033 (a)	500,000	522,924
Crescent Energy Finance LLC, 8.38%, 01/15/2034 (a)	850,000	876,023
Enbridge, Inc., 8.25% to 01/15/2029 then 5 yr. CMT Rate + 3.79%, 01/15/2084	750,000	792,120
Enerflex, Inc., 6.88%, 01/15/2031 (a)	925,000	947,243
Energy Transfer LP
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	225,000	232,185
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	1,500,000	1,513,331
6.75% to 02/15/2036 then 5 yr. CMT Rate + 2.48%, 02/15/2056	500,000	510,977
Global Partners LP / GLP Finance Corp., 8.25%, 01/15/2032 (a)	400,000	419,124
Oceaneering International, Inc., 6.88%, 07/15/2034 (a)	850,000	863,873
Sunoco LP
4.63%, 05/01/2030 (a)	500,000	483,253

7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual (a)	225,000	234,131
5.63%, 03/15/2031 (a)	1,025,000	1,017,939
5.38%, 07/15/2031 (a)	50,000	49,345
5.88%, 03/15/2034 (a)	275,000	271,393
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033 (a)	250,000	222,981
6.00%, 05/01/2036 (a)	50,000	50,568
Venture Global LNG, Inc.
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	275,000	268,630
9.88%, 02/01/2032 (a)	1,235,000	1,318,933
6.38%, 12/15/2034 (a)	150,000	147,503
6.63%, 06/15/2036 (a)	875,000	862,971
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (a)	125,000	140,243
6.75%, 01/15/2036 (a)	575,000	609,949
WBI Operating LLC
6.25%, 10/15/2030 (a)	750,000	754,575
6.50%, 10/15/2033 (a)	250,000	251,701
		16,977,026

Financials - 12.6%
Acrisure LLC / Acrisure Finance, Inc.
8.25%, 02/01/2029 (a)	600,000	565,217
6.00%, 08/01/2029 (a)	375,000	330,714
7.50%, 11/06/2030 (a)	1,500,000	1,423,688
6.75%, 07/01/2032 (a)	375,000	337,388
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.50%, 10/01/2031 (a)	1,175,000	1,173,246
7.38%, 10/01/2032 (a)	275,000	273,297
Ardonagh Finco Ltd., 7.75%, 02/15/2031 (a)	250,000	252,991
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032 (a)	2,050,000	1,993,121
Asurion LLC/ Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032 (a)	300,000	302,512
8.38%, 02/01/2034 (a)	200,000	185,283
Banco Mercantil del Norte SA/Grand Cayman, 6.63% to 01/24/2032 then 10 yr. CMT Rate + 5.03%, Perpetual (a)	300,000	285,891
Barclays PLC
9.63% to 06/15/2030 then USISSO05 + 5.78%, Perpetual	200,000	222,018
7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual	425,000	444,437
Burford Capital Global Finance LLC
7.50%, 07/15/2033 (a)	1,775,000	1,506,691
8.50%, 01/15/2034 (a)	400,000	350,872
CoreLogic, Inc., 4.50%, 05/01/2028 (a)	375,000	366,620
CRC Insurance Group LLC, 7.13%, 06/01/2031 (a)	1,175,000	1,171,952
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031 (a)	475,000	460,479
8.13%, 02/15/2032 (a)	1,875,000	1,682,247
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (a)	125,000	120,173
Iron Mountain, Inc.
4.88%, 09/15/2029 (a)	405,000	397,619
4.50%, 02/15/2031 (a)	75,000	71,772
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033 (a)	1,650,000	1,697,704
Kilroy Realty LP, 5.88%, 10/15/2035	1,450,000	1,433,758
Rocket Cos., Inc., 6.13%, 08/01/2030 (a)	325,000	330,735
Royal Bank of Canada, 6.50% to 05/24/2033 then 5 yr. CMT Rate + 2.45%, 05/24/2086	350,000	348,282
Starwood Property Trust, Inc., 5.88%, 08/15/2029 (a)	750,000	752,699
UBS Group AG, 7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual (a)	250,000	252,391
		18,733,797

Health Care - 1.8%

Charles River Laboratories International, Inc., 4.00%, 03/15/2031 (a)	350,000	328,523
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031 (a)	63,000	58,001
10.88%, 01/15/2032 (a)	115,000	123,992
9.75%, 01/15/2034 (a)	850,000	888,531
Medline Borrower LP, 5.25%, 10/01/2029 (a)	750,000	745,796
Tenet Healthcare Corp.
4.63%, 06/15/2028	75,000	74,413
4.25%, 06/01/2029	125,000	121,556
4.38%, 01/15/2030	265,000	256,962
		2,597,774

Industrials - 9.2%
Albion Financing 1 SARL / Aggreko Holdings, Inc., 7.00%, 05/21/2030 (a)	650,000	673,471
BWX Technologies, Inc., 4.13%, 04/15/2029 (a)	785,000	761,303
Clue Opco LLC, 9.50%, 10/15/2031 (a)(b)	775,000	748,962
Columbus McKinnon Corp., 7.13%, 02/01/2033 (a)	500,000	501,464
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (a)	310,000	317,311
GB AIT Buyer, Inc., 8.75%, 04/30/2034 (a)	725,000	727,834
GFL Environmental Holdings US, Inc.
5.63%, 07/01/2031 (a)	275,000	275,182
5.50%, 02/01/2034 (a)	925,000	905,888
GFL Environmental, Inc., 4.38%, 08/15/2029 (a)	1,700,000	1,653,852
Goat Holdco LLC, 6.75%, 02/01/2032 (a)	1,425,000	1,461,547
Lsf12 Helix Parent LLC, 7.13%, 02/01/2033 (a)	625,000	606,697
Luna 1.5 Sarl, 12.00% (or 12.75% PIK), 07/01/2032 (a)	900,000	963,683
Oregon Tool Lux LP, 7.88%, 10/15/2029 (a)	642,447	195,545
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	90,000	90,077
TransDigm, Inc.
6.75%, 08/15/2028 (a)	325,000	328,643
6.88%, 12/15/2030 (a)	175,000	179,966
6.63%, 03/01/2032 (a)	100,000	102,687
6.00%, 01/15/2033 (a)	350,000	353,648
6.38%, 05/31/2033 (a)	675,000	681,874
6.75%, 01/31/2034 (a)	700,000	718,497
6.13%, 07/31/2034 (a)	1,350,000	1,349,951
		13,598,082

Materials - 4.4%
Calderys Financing II LLC, 11.75% (or 12.50% PIK), 06/01/2028 (a)	743,750	760,048
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (a)	600,000	582,810
FMC Corp., 8.00%, 06/01/2031 (a)	250,000	260,372
Graphic Packaging International LLC, 6.38%, 07/15/2032 (a)(b)	375,000	378,819
Magnera Corp., 7.25%, 11/15/2031 (a)	275,000	268,693
Novelis Corp.
4.75%, 01/30/2030 (a)	85,000	82,268
3.88%, 08/15/2031 (a)	325,000	296,217
Olympus Water US Holding Corp., 7.25%, 02/15/2033 (a)	675,000	668,063
Owens-Brockway Glass Container, Inc., 9.50%, 06/01/2033 (a)	200,000	205,026
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	325,000	327,176
Standard Industries, Inc., 4.38%, 07/15/2030 (a)	145,000	137,821
Sword Purchaser LLC
8.25%, 04/15/2033 (a)	300,000	310,602
10.50%, 04/15/2034 (a)	975,000	1,020,794
Trivium Packaging Finance BV
8.25%, 07/15/2030 (a)	359,000	379,545
12.25%, 01/15/2031 (a)	175,000	193,565
WR Grace Holdings LLC, 7.00%, 08/01/2033 (a)	725,000	706,572
		6,578,391

Technology - 4.9%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (a)	500,000	515,320
CACI International, Inc., 6.38%, 06/15/2033 (a)	575,000	583,521
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (a)	275,000	178,750
CoreWeave, Inc.
9.25%, 06/01/2030 (a)	500,000	503,615
9.00%, 02/01/2031 (a)(b)	350,000	346,313
9.75%, 10/01/2031 (a)	400,000	399,402
9.63%, 07/15/2032 (a)	125,000	123,287
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (a)	1,500,000	1,453,729
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033 (a)	175,000	183,164
8.75%, 07/01/2034 (a)	250,000	265,481
Oracle Corp.
5.70%, 02/04/2036	500,000	484,403
5.38%, 09/27/2054	200,000	156,993
UKG, Inc., 6.88%, 02/01/2031 (a)	2,125,000	2,065,774
		7,259,752

Utilities - 4.3%
NRG Energy, Inc.
5.75%, 01/15/2034 (a)	75,000	74,454
6.25%, 11/01/2034 (a)	300,000	303,889
6.00%, 01/15/2036 (a)	2,125,000	2,119,431
6.13%, 05/15/2036 (a)	825,000	825,737
Talen Energy Supply LLC
6.25%, 02/01/2034 (a)	1,075,000	1,068,918
6.50%, 02/01/2036 (a)	700,000	705,993
TransAlta Corp., 5.88%, 02/01/2034	575,000	566,756
Vistra Corp., 8.00% to 10/15/2026 then 5 yr. CMT Rate + 6.93%, Perpetual (a)	675,000	682,202
		6,347,380
TOTAL CORPORATE BONDS (Cost $114,841,796)		114,286,354

BANK LOANS - 5.6%	Par	Value
Communications - 0.2%
iHeartCommunications, Inc., Senior Secured First Lien, 9.65% (1 mo. SOFR US + 5.78%), 05/01/2029	274,304	262,305

Consumer Discretionary - 0.4%
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.39% (1 mo. SOFR US + 2.75%), 05/30/2031	648,363	618,580

Financials - 0.3%
Trucordia Insurance Holdings LLC, Senior Secured First Lien, 6.90% (1 mo. Term SOFR + 3.25%), 06/17/2032	596,992	534,308

Industrials - 3.3%
Engineered Machinery Holdings, Inc., Senior Secured Second Lien, 10.26% (3 mo. SOFR US + 6.00%), 05/21/2029	1,000,000	1,003,130
GB AIT Buyer, Inc., Senior Secured First Lien, 7.91% (3 mo. SOFR US + 4.25%), 04/29/2033	375,000	375,622
Gloves Buyer, Inc., Senior Secured First Lien, 7.64% (1 mo. SOFR US + 4.00%), 05/24/2032	398,000	399,618
Icebox Holdco III, Inc., Senior Secured Second Lien, 10.20% (3 mo. SOFR US + 6.50%), 12/24/2029	500,000	504,585
Indicor LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 11/23/2029	486,393	486,712
Lsf12 Crown US Commercial Bidco LLC, Senior Secured First Lien, 6.62% (1 mo. SOFR US + 3.00%), 12/02/2031	724,508	727,164
Merlin Buyer, Inc., Senior Secured First Lien, 7.73% (3 mo. SOFR US + 4.00%), 03/16/2033	500,000	501,875
SunSource Borrower LLC, Senior Secured First Lien, 7.72% (1 mo. SOFR US + 4.00%), 03/25/2031	442,330	443,206
TK Elevator US Newco, Inc., Senior Secured First Lien, 6.38% (6 mo. SOFR US + 2.75%), 04/30/2030	488,862	491,560
		4,933,472

Materials - 0.3%

Mativ Holdings, Inc., Senior Secured First Lien, 8.14% (1 mo. SOFR US + 4.50%), 04/04/2033	450,000		451,125

Technology - 1.1%
Central Parent, Inc., Senior Secured First Lien, 6.95% (3 mo. Term SOFR + 3.25%), 07/06/2029	13,750		9,075
Ellucian Holdings, Inc., Senior Secured Second Lien, 8.39% (1 mo. SOFR US + 4.75%), 11/22/2032	500,000		484,108
Proofpoint, Inc., Senior Secured First Lien, 6.73% (3 mo. SOFR US + 3.00%), 08/31/2028	1,122,130		1,085,425
			1,578,608
TOTAL BANK LOANS (Cost $8,435,584)			8,378,398

COLLATERALIZED LOAN OBLIGATIONS - 3.5%	Par		Value
Aimco CDO, Series 2019-10A, Class ER3, 8.60% (3 mo. Term SOFR + 4.90%), 07/22/2039 (a)	500,000		501,353
Benefit Street Partners CLO Ltd., Series 2021-24A, Class ER, 8.28% (3 mo. Term SOFR + 4.60%), 10/20/2034 (a)	500,000		500,025
Clover CLO, Series 2018-1A, Class ERR, 10.08% (3 mo. Term SOFR + 6.40%), 04/20/2037 (a)	250,000		230,287
Eaton Vance Management, Series 2020-1A, Class ERR, 9.92% (3 mo. Term SOFR + 6.25%), 10/15/2037 (a)	500,000		463,477
Magnetite CLO Ltd., Series 2019-24A, Class ER, 10.07% (3 mo. Term SOFR + 6.40%), 04/15/2035 (a)	500,000		498,517
OHA Credit Partners Ltd., Series 2012-7A, Class ER4, 8.14% (3 mo. Term SOFR + 4.50%), 02/20/2038 (a)	500,000		484,910
OHA Loan Funding Ltd., Series 2016-1A, Class ER2, 9.38% (3 mo. Term SOFR + 5.70%), 07/20/2037 (a)	1,000,000		979,069
RR Ltd./Cayman Islands, Series 2024-30A, Class D, 9.42% (3 mo. Term SOFR + 5.75%), 07/15/2036 (a)	500,000		501,417
Texas Debt Capital CLO Ltd., Series 2023-2A, Class ER, 9.37% (3 mo. Term SOFR + 5.70%), 10/21/2037 (a)	500,000		499,735
Trimaran CAVU LLC, Series 2021-3A, Class E, 11.31% (3 mo. Term SOFR + 7.63%), 01/18/2035 (a)	500,000		488,203
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,256,752)			5,146,993

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.1%	Shares		Value
Money Market Funds - 2.1%
GS Financial Square Government Fund - Institutional Class, 3.53% (c)	3,085,670		3,085,670
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,085,670)			3,085,670

TOTAL INVESTMENTS - 88.3% (Cost $131,619,802)			130,897,415
Money Market Deposit Account - 0.8% (d)			1,116,004
Other Assets in Excess of Liabilities - 10.9%		0.10945	16,223,861
TOTAL NET ASSETS - 100.0%			$ 148,237,280

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $112,275,156 or 75.7% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $2,947,805.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 114,286,354	$ –	$ 114,286,354
Bank Loans	–	8,378,398	–	8,378,398
Collateralized Loan Obligations	–	5,146,993	–	5,146,993
Investments Purchased with Proceeds from Securities Lending	3,085,670	–	–	3,085,670
Total Investments	$ 3,085,670	$ 127,811,745	$ –	$ 130,897,415

Refer to the Schedule of Investments for further disaggregation of investment categories.